UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-21198

Name of Fund:  WCMA Tax-Exempt Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, WCMA Tax-Exempt Fund, 800 Scudders Mill Road, Plainsboro, NJ,08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 03/03/03 - 3/31/03

Item 1 - Attach shareholder report



WCMA Tax-Exempt Fund
Annual Report
March 31, 2003



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are dated and are subject to change.





                                                                                       WCMA Tax-Exempt Fund, March 31, 2003
STATEMENT OF ASSETS AND LIABILITIES

WCMA TAX-EXEMPT
FUND                  As of March 31, 2003
Assets:               Investment in Master Tax-Exempt Trust,
                         at value (identified cost-$100,084)                                                 $      100,084
                      Prepaid registration fees and other assets                                                    331,395
                                                                                                             --------------
                      Total assets                                                                                  431,479
                                                                                                             --------------

Liabilities:          Payable to administrator                                                                           16
                      Accrued expenses                                                                              331,395
                                                                                                             --------------
                      Total liabilities                                                                             331,411
                                                                                                             --------------

Net Assets:           Net assets                                                                             $      100,068
                                                                                                             ==============

Net Assets            Class 1 Shares of beneficial interest, $.10 par value,
Consist of:              unlimited number of shares authorized                                               $        2,502
                      Class 2 Shares of beneficial interest, $.10 par value,
                         unlimited number of shares authorized                                                        2,502
                      Class 3 Shares of beneficial interest, $.10 par value,
                         unlimited number of shares authorized                                                        2,502
                      Class 4 Shares of beneficial interest, $.10 par value,
                         unlimited number of shares authorized                                                        2,502
                      Paid-in capital in excess of par                                                               90,060
                                                                                                             --------------
                      Net assets                                                                             $      100,068
                                                                                                             ==============

Net Asset             Class 1 - Based on net assets of $25,017 and 25,017 shares outstanding                 $         1.00
Value:                                                                                                       ==============
                      Class 2 - Based on net assets of $25,017 and 25,017 shares outstanding                 $         1.00
                                                                                                             ==============
                      Class 3 - Based on net assets of $25,017 and 25,017 shares outstanding                 $         1.00
                                                                                                             ==============
                      Class 4 - Based on net assets of $25,017 and 25,017 shares outstanding                 $         1.00
                                                                                                             ==============

See Notes to Financial Statements.



                                                                                       WCMA Tax-Exempt Fund, March 31, 2003
STATEMENT OF OPERATIONS

WCMA TAX-EXEMPT
FUND                  For the Period March 3, 2003++ to March 31, 2003
Investment            Net investment income allocated from the Trust:
Income from                Interest                                                                          $          104
the Trust-Net:             Expenses                                                                                    (20)
                                                                                                             --------------
                      Net investment income from the Trust                                                               84
                                                                                                             --------------


Expenses:             Administration fees                                                                                16
                                                                                                             --------------
                      Total expenses before reimbursement                                                                68
                                                                                                             --------------

                      Net Increase in Net Assets Resulting from Operations                                   $           68
                                                                                                             ==============

++Commencement of operations.

See Notes to Financial Statements.



                                                                                       WCMA Tax-Exempt Fund, March 31, 2003
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                            For the
                                                                                                          Period March 3,
WCMA TAX-EXEMPT                                                                                         2003++ to March 31,
FUND                  Increase (Decrease) in Net Assets:                                                       2003
Operations:           Investment income-net                                                                  $           68
                                                                                                             --------------
                      Net increase in net assets resulting from operations                                               68
                                                                                                             --------------

Dividends to          Investment income - net:
Shareholders:            Class 1                                                                                       (17)
                         Class 2                                                                                       (17)
                         Class 3                                                                                       (17)
                         Class 4                                                                                       (17)
                                                                                                             --------------
                      Net decrease in net assets resulting from dividends to shareholders                              (68)
                                                                                                             --------------

Beneficial Interest   Value of shares issued to shareholders in reinvestment of dividends                                68
Transactions:                                                                                                --------------

Net Assets:           Total increase in net assets                                                                       68
                      Beginning of period                                                                           100,000
                                                                                                             --------------
                      End of period                                                                          $      100,068
                                                                                                             ==============


++Commencement of operations.

See Notes to Financial Statements.



                                                                                       WCMA Tax-Exempt Fund, March 31, 2003
FINANCIAL HIGHLIGHTS

The following per share data and ratios have
been derived from information provided
in the financial statements.                                                                                    Class 1

                                                                                                           For the Period
                                                                                                           March 20, 2003++
WCMA TAX-EXEMPT                                                                                              to March 31,
FUND                  Increase (Decrease) in Net Asset Value:                                                    2003
Per Share             Net asset value, beginning of period                                                   $         1.00
Operating                                                                                                    --------------
Performance:          Investment income-net                                                                             - *
                      Less dividends from investment income-net                                                         - *
                                                                                                             --------------
                      Net asset value, end of period                                                         $         1.00
                                                                                                             ==============

Total Investment                                                                                                       .03%
Return:                                                                                                      ==============


Ratios to             Expenses++++                                                                                     .01%
Average Net                                                                                                  ==============
Assets:               Investment income-net                                                                            .03%
                                                                                                             ==============

Supplemental Data:    Net assets, end of period (in thousands)                                               $           25
                                                                                                             ==============


*Amount is less than $.01 per share.
++Effective date of the Fund's registration.
++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.



                                                                                       WCMA Tax-Exempt Fund, March 31, 2003
FINANCIAL HIGHLIGHTS

The following per share data and ratios have
been derived from information provided
in the financial statements.                                                                                    Class 2

                                                                                                           For the Period
                                                                                                           March 20, 2003++
WCMA TAX-EXEMPT                                                                                              to March 31,
FUND                  Increase (Decrease) in Net Asset Value:                                                    2003
Per Share             Net asset value, beginning of period                                                   $         1.00
Operating                                                                                                    --------------
Performance:          Investment income-net                                                                             - *
                      Less dividends from investment income-net                                                         - *
                                                                                                             --------------
                      Net asset value, end of period                                                         $         1.00
                                                                                                             ==============

Total Investment                                                                                                       .03%
Return:                                                                                                      ==============


Ratios to             Expenses++++                                                                                     .01%
Average Net                                                                                                  ==============
Assets:               Investment income-net                                                                            .03%
                                                                                                             ==============

Supplemental Data:    Net assets, end of period (in thousands)                                               $           25
                                                                                                             ==============


*Amount is less than $.01 per share.
++Effective date of the Fund's registration.
++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.



                                                                                       WCMA Tax-Exempt Fund, March 31, 2003
FINANCIAL HIGHLIGHTS

The following per share data and ratios have
been derived from information provided
in the financial statements.                                                                                    Class 3

                                                                                                           For the Period
                                                                                                           March 20, 2003++
WCMA TAX-EXEMPT                                                                                              to March 31,
FUND                  Increase (Decrease) in Net Asset Value:                                                    2003
Per Share             Net asset value, beginning of period                                                   $         1.00
Operating                                                                                                    --------------
Performance:          Investment income-net                                                                             - *
                      Less dividends from investment income-net                                                         - *
                                                                                                             --------------
                      Net asset value, end of period                                                         $         1.00
                                                                                                             ==============

Total Investment                                                                                                       .03%
Return:                                                                                                      ==============


Ratios to             Expenses++++                                                                                     .01%
Average Net                                                                                                  ==============
Assets:               Investment income-net                                                                            .03%
                                                                                                             ==============

Supplemental Data:    Net assets, end of period (in thousands)                                               $           25
                                                                                                             ==============


*Amount is less than $.01 per share.
++Effective date of the Fund's registration.
++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.



                                                                                       WCMA Tax-Exempt Fund, March 31, 2003
FINANCIAL HIGHLIGHTS

The following per share data and ratios have
been derived from information provided
in the financial statements.                                                                                    Class 4

                                                                                                           For the Period
                                                                                                           March 20, 2003++
WCMA TAX-EXEMPT                                                                                              to March 31,
FUND                  Increase (Decrease) in Net Asset Value:                                                    2003
Per Share             Net asset value, beginning of period                                                   $         1.00
Operating                                                                                                    --------------
Performance:          Investment income-net                                                                             - *
                      Less dividends from investment income-net                                                         - *
                                                                                                             --------------
                      Net asset value, end of period                                                         $         1.00
                                                                                                             ==============

Total Investment                                                                                                       .03%
Return:                                                                                                      ==============


Ratios to             Expenses++++                                                                                     .01%
Average Net                                                                                                  ==============
Assets:               Investment income-net                                                                            .03%
                                                                                                             ==============

Supplemental Data:    Net assets, end of period (in thousands)                                               $           25
                                                                                                             ==============


*Amount is less than $.01 per share.
++Effective date of the Fund's registration.
++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.



WCMA Tax-Exempt Fund
Notes to Financial Statements


1. Significant Accounting Policies:
WCMA Tax-Exempt Fund (the "Fund") is registered under the
Investment Company Act of 1940 as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Tax-Exempt Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund commenced operations on March 3, 2003 when it contributed its initial seed capital to the Trust. The effective date of the Fund's registration with the Securities and Exchange Commission was March 20, 2003. Prior to March 3, 2003, the Fund had no operations other than those relating to organizational matters and the issuance of 100,000 shares of beneficial interest of the Fund to Fund Asset Management, L.P. ("FAM") for $100,000. The percentage of the Trust owned by the Fund at March 31, 2003 was less than 0.1%. The Fund offers four classes, designated Class 1, Class 2, Class 3 and Class 4. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to such distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments - The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial
Statements, which are included elsewhere in this report.

(b) Investment income and expenses - The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees - Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders - The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions - Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:


                        Account
                        Maintenance      Distribution
                        Fee              Fee

 Class 1                .25%             .75%
 Class 2                .25%             .43%
 Class 3                .25%             .125%
 Class 4                .25%             .125%


The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to Class 1, Class 2, Class 3 and Class 4 shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to shareholders. For the period ended March 31, 2003, MLPF&S has waived the Fund's account maintenance and distribution fees.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Transactions in Shares of Beneficial Interest:
The number of shares reinvested during the period corresponds to the amount included in the Statement of Changes in Net Assets for value of shares reinvested since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the period March 3, 2003 to March 31, 2003 was as follows:



                                         For the Period
                                       March 3, 2003++ to
                                         March 31, 2003


Distributions paid from:
   Ordinary income                          $     68
                                            --------
Total taxable distributions                 $     68
                                            ========

++Commencement of operations.


As of March 31, 2003, there were no significant differences between the book and tax components of net assets.




INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of WCMA Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Tax-Exempt Fund as of March 31, 2003, and the related statements of operations and changes in net asset for the period March 3, 2003 (commencement of operations) through March 31, 2003, and the financial highlights for the period March 20, 2003 through March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WCMA Tax-Exempt Fund as of March 31, 2003, the results of its operations and the changes in its net assets for the period March 3, 2003 through March 31, 2003, and its financial highlights for the period March 20, 2003 through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2003




WCMA TAX-EXEMPT FUND
800 SCUDDERS MILL ROAD
PLAINSBORO, NEW JERSEY 08536


Dear Shareholder:

All of the net investment income distributions paid by WMCA
Tax-Exempt Fund during the fiscal period ended March 31, 2003 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.





MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003                                                                 (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
Alabama--2.6%      $ 50,755   Alabama Special Care Facilities Financing Authority, Mobile Revenue
                              Refunding Bonds (Ascension Health Credit), VRDN, Series B, 1.15% due
                              11/15/2039 (d)                                                                    $    50,755
                     40,000   Birmingham, Alabama, Special Care Facilities, Financing Authority,
                              Revenue Refunding Bonds (Ascension Health Credit), VRDN, Series B,
                              1.15% due 11/15/2039 (d)+                                                              40,000
                     27,765   Daphne, Alabama, Special Care Facilities Financing Authority Revenue
                              Bonds, FLOATS, Series 593, 1.30% due 8/15/2028 (b)(d)                                  27,765
                     12,950   Daphne, Alabama, Special Care Facilities Financing Authority, Revenue
                              Refunding Bonds (Presbyterian), VRDN, Series B, 1.22% due 8/15/2023 (a)(d)             12,950
                      4,255   Eagle Tax-Exempt Trust, Birmingham, Alabama, Water Revenue Bonds, VRDN,
                              Class A, Series 2002-6009, 1.23% due 1/01/2043 (d)                                      4,255
                              Eagle Tax-Exempt Trust, Jefferson County, Alabama, Sewer Revenue Refunding
                              Bonds, VRDN, Series 2002 (d):
                      7,835     Class 6015, 1.23% due 2/01/2032                                                       7,835
                      3,000     Class 6016, 1.23% due 2/01/2038                                                       3,000
                              Jefferson County, Alabama, Sewer Revenue Refunding Bonds, VRDN (d):
                     68,300     Series C-5, 1.20% due 2/01/2040                                                      68,300
                     20,000     Series C-6, 1.15% due 2/01/2040 (g)                                                  20,000
                              Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds
                              (Mead Corporation Project), VRDN, AMT (d):
                     25,000     1.25% due 1/01/2031                                                                  25,000
                     18,000     Series B, 1.25% due 4/01/2033                                                        18,000
                      6,300   Stevenson, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                              (Mead Corporation Project), VRDN, AMT, Series C, 1.25% due 11/01/2033 (d)               6,300

Alaska--0.4%         16,000   Valdez, Alaska, Marine Terminal Revenue Bonds (Arco Transportation Project),
                              Series B, 2% due 1/01/2004                                                             16,059
                              Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (Phillips Petroleum
                              Company Project):
                     14,500     Series A, 2% due 1/01/2004                                                           14,554
                     15,000     Series C, 2% due 1/01/2004                                                           15,056

Arizona--1.0%        45,200   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN,
                              Series 83-A, 1.15% due 12/15/2018 (d)                                                  45,200
                     10,200   Arizona Educational Loan Marketing Corporation, Educational Loan Revenue
                              Bonds, VRDN, AMT, Series A, 1.25% due 3/01/2015 (d)(f)                                 10,200
                              Marciopa County, Arizona, IDA, S/F Mortgage Revenue Bonds:
                     28,556     FLOATS, AMT, Series 707, 1.28% due 12/01/2036(d)                                     28,556
                      3,000     Series R-1A, 1.389% due 12/01/2003                                                    3,000
                     13,620     Series R-2A, 1.389% due 12/01/2003                                                   13,620




Portfolio Abbreviations for Master Tax-Exempt Trust

AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity
           Option Tender Securities
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
Arkansas--1.2%     $  7,000   Arkansas State Development Finance Authority, Environmental Facilities
                              Revenue Bonds (Teris LLC Project), VRDN, AMT, 1.27% due 3/01/2021 (d)             $     7,000
                      7,800   Arkansas State Development Finance Authority, M/F Housing Revenue Bonds
                              (Chapelridge Benton Project), VRDN, AMT, Series C, 1.30% due 6/01/2032 (d)              7,800
                     42,335   Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds,
                              FLOATS, AMT, Series 708, 1.28% due 9/01/2004 (d)                                       42,335
                     43,100   North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue
                              Bonds (Baptist Health), VRDN, Series B, 1.15% due 12/01/2021 (d)(f)                    43,100
                     22,000   Pulaski County, Arkansas, Lease Purpose Revenue Bonds, VRDN, Series A,
                              1.25% due 3/01/2007 (d)(h)                                                             22,000
                      7,530   Pulaski County, Arkansas, Public Facilities Board, M/F Housing Revenue
                              Refunding Bonds (Waterford Apartments), VRDN, AMT, 1.30% due 7/01/2032 (d)              7,530

California--9.2%      6,250   California Health Facilities Financing Authority Revenue Bonds, FLOATS,
                              Series 591, 1.18% due 3/01/2014 (d)(f)                                                  6,250
                              California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                              and Electric), VRDN (d):
                      6,625     Series C, 1.20% due 11/01/2026                                                        6,625
                     70,000     Series E, 1.25% due 11/01/2026                                                       70,000
                     80,000   California School Cash Reserve Program Authority Revenue Bonds, Series A,
                              3% due 7/03/2003                                                                       80,269
                              California State Department of Water Resources, Power Supply Revenue
                              Bonds(d):
                     15,840     FLOATS, Series 765, 1.15% due 5/01/2015 (a)                                          15,840
                     25,000     VRDN, Series C-4, 1.25% due 5/01/2022                                                25,000
                     30,000     VRDN, Series C-9, 1.125% due 5/01/2022                                               30,000
                              California State, RAN:
                    133,000     2.50% due 6/27/2003                                                                 133,250
                    158,000     Index, 1.36% due 6/27/2003                                                          158,000
                    176,000     Index, Series G, 1.30% due 6/20/2003                                                176,000
                     22,000   California Statewide Communities Development Authority, Revenue Refunding
                              Bonds (Kaiser Permanente), VRDN, Series B, 1.70% due 8/01/2031 (d)                     22,000
                     50,000   California Statewide Communities Development Authority, TRAN, Series A,
                              3% due 6/30/2003                                                                       50,160
                              Los Angeles, California, Unified School District, GO, TRAN:
                     25,000     Series B, 3% due 7/01/2003                                                           25,082
                    100,000     Series C, 3.25% due 7/01/2003                                                       100,387
                     45,000   San Diego County and School District Revenue Bonds, TRAN, Series B,
                              3% due 7/31/2003                                                                       45,188
                     25,680   West Basin, California, Municipal Water District Revenue Bonds, COP
                              (Phase II--Recycled Water Project) VRDN, Series B, 1.40% due 8/01/2027(d)              25,680

Colorado--1.2%        7,900   Adams County, Colorado, School District Number 012, GO, ROCS,
                              Series II-R-1045, 1.23% due 12/15/2022 (d)(e)                                           7,900
                     10,300   Colorado Department of Transportation, Revenue Refunding Bonds, PUTTERS,
                              Series 318, 1.25% due 6/15/2015 (d)(f)                                                 10,300
                      6,060   Colorado School Mines Development Corporation Revenue Bonds, VRDN,
                              1.20% due 9/01/2026 (d)                                                                 6,060
                              Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT (d):
                     10,025     Series F, 1.35% due 11/15/2025                                                       10,025
                      4,750     Series G, 1.35% due 11/15/2025                                                        4,750
                              Denver, Colorado, City and County Airport, Revenue Refunding Bonds, AMT (d):
                      6,000     MERLOTS, Series A61, 1.31% due 11/15/2012 (c)                                         6,000
                     20,000     VRDN, Series C, 1.35% due 11/15/2025                                                 20,000




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
Colorado          $   6,500   Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project),
(concluded)                   VRDN, AMT, Series B, 1.25% due 4/01/2014 (d)                                      $     6,500
                     53,200   Platte River Power Authority, Colorado, Electric Revenue Refunding Bonds,
                              VRDN, Sub-Lien, Series S-1, 1.15% due 6/01/2018 (d)                                    53,200

Connecticut--        24,750   Eagle Tax-Exempt Trust, Connecticut, VRDN, Series 96, Class 0701, 1.15%
0.2%                          due 11/15/2004 (d)                                                                     24,750

Delaware--0.7%                Delaware State, EDA, Revenue Bonds (Hospital Billing and Collection),
                              VRDN (a)(d):
                     25,710     Series B, 1.15% due 12/01/2015                                                       25,710
                     45,000     Series C, 1.15% due 12/01/2015                                                       45,000

District of                   District of Columbia, GO, Refunding, VRDN (d):
Columbia--1.6%       17,350     MSTR, Series SGA-62, 1.20% due 6/01/2017 (a)                                         17,350
                     64,155     Series C, 1.15% due 6/01/2026 (c)                                                    64,155
                     50,000   District of Columbia, GO, TRAN, 2.50% due 9/30/2003                                    50,177
                     18,795   District of Columbia Hospital Revenue Bonds, FLOATS, Series 712, 1.28%
                              due 7/15/2019 (d)                                                                      18,795
                     20,750   District of Columbia, Multi-Modal Revenue Bonds (Medlantic), VRDN, Series B,
                              1.15% due 8/15/2038 (d)(e)                                                             20,750

Florida--2.6%        45,981   Bay County, Florida, HFA, S/F Mortgage Revenue Bonds, FLOATS, AMT,
                              Series 695, 1.35% due 6/01/2004 (d)                                                    45,981
                     13,885   Broward County, Florida, Professional Sports Facilities, Tax Revenue Bonds,
                              MSTR, VRDN, Series SGA-38, 1.25% due 9/01/2021 (d)(f)                                  13,885
                     33,820   Capital Trust Agency, Florida, M/F Housing Revenue Bonds, VRDN, Series
                              1999-B, 1.41% due 12/01/2032 (d)                                                       33,820
                     20,700   Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN,
                              1.15% due 10/05/2022 (c)(d)                                                            20,700
                      5,000   Florida Housing Finance Corporation, Housing Revenue Bonds (Tuscany Lakes),
                              VRDN, AMT, Series 1, 1.30% due 11/15/2035 (d)                                           5,000
                              Florida State Board of Education, GO (d):
                      5,000     Capital Outlay, FLOATS, Series 557, 1.21% due 1/01/2012                               5,000
                      8,000     MSTR, VRDN, Series SGA-139, 1.25% due 6/01/2032 (f)                                   8,000
                     11,677   Florida State Department of Environmental Protection, Preservation Revenue
                              Bonds, FLOATS, Series 722, 1.21% due 7/01/2022 (c)(d)                                  11,677
                        845   Gulf Breeze, Florida, Local Government Revenue Bonds, VRDN, Series E,
                              1.15% due 12/01/2020 (c)(d)                                                               845
                      4,000   Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds,
                              MERLOTS, AMT, Series A18, 1.31% due 10/01/2013 (d)(f)                                   4,000
                     14,375   Jacksonville, Florida, Electric Authority, Electric System Revenue Bonds,
                              VRDN, Sub-Series F, 1.20% due 10/01/2030 (d)                                           14,375
                      5,500   Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Refunding
                              Bonds (Genesis Rehabilitation Hospital), VRDN, 1.14% due 5/01/2021 (d)                  5,500
                      4,610   Jacksonville, Florida, Sales Tax Revenue Bonds, MERLOTS, Series B26,
                              1.26% due 10/01/2027 (d)(f)                                                             4,610
                      2,950   Lee County, Florida, Hospital Board of Directors, Hospital Revenue Bonds
                              (Memorial Health System), VRDN, Series B, 1.20% due 4/01/2027 (d)                       2,950
                     32,100   Martin County, Florida, PCR, Refunding (Florida Power & Light Company
                              Project), VRDN, 1.25% due 7/15/2022 (d)                                                32,100




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
Florida            $ 16,665   Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS,
(concluded)                   Series 532, 1.35% due 11/15/2015 (a)(d)                                           $    16,665
                              Orlando and Orange County, Florida, Expressway Authority, Expressway
                              Revenue Refunding Bonds, VRDN (d)(e):
                     20,000     Series C2, 1.20% due 7/01/2025                                                       20,000
                     15,000     Series C3, 1.20% due 7/01/2025                                                       15,000
                     10,000   Sarasota County, Florida, Public Hospital Board, Hospital Revenue Bonds
                              (Sarasota Memorial Hospital), VRDN, Series A, 1.35% due 7/01/2037 (d)                  10,000

Georgia--3.0%       120,000   Atlanta, Georgia, Airport Revenue Bonds, BAN, 2.25% due 10/30/2003                    120,170
                              Atlanta, Georgia, Urban Residential Finance Authority, S/F Mortgage
                              Revenue Bonds, VRDN (d):
                      1,555     Series NT-R-1A, 1.374% due 12/01/2003                                                 1,555
                      6,195     Series R-3A, 1.374% due 12/01/2004                                                    6,195
                      8,000   Augusta, Georgia, Water and Sewer Revenue Refunding Bonds, MSTR, VRDN,
                              Series SGS-140, 1.25% due 10/01/2032 (d)(e)                                             8,000
                              Burke County, Georgia, Development Authority, PCR, Refunding:
                     12,200     (Georgia Power Corporation Plant Vogtle), First Series, 1.25%
                                due 3/25/2004                                                                        12,200
                     11,500     (Oglethorpe Power Corporation), VRDN, Series B, 1.15% due
                                1/01/2020 (a)(d)                                                                     11,500
                     20,470   De Kalb County, Georgia, School District, GO, TAN, Series 2002-2007, 2%
                              due 12/31/2007                                                                         20,633
                     10,585   Eagle Tax-Exempt Trust, Georgia, GO, VRDN, Series 01, Class 1001, 1.23%
                              due 11/01/2017 (d)                                                                     10,585
                     15,000   Fulton County, Georgia, Housing Authority Revenue Bonds, VRDN, 1.30%
                              due 12/01/2034 (d)                                                                     15,000
                      6,815   Georgia Municipal Electric Authority, Power Revenue Bonds, VRDN, Series D,
                              1.23% due 1/01/2017 (d)                                                                 6,815
                     85,000   Gwinnett County, Georgia, School District, GO, Construction Sales Tax Notes,
                              2% due 12/29/2003                                                                      85,567
                     15,995   Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT, Series
                              2002-186, Class A, 1.25% due 2/25/2021 (d)(f)                                          15,995

Hawaii--0.9%          7,930   Eagle Tax-Exempt Trust, Hawaii, VRDN, Series 2001, Class 1101, 1.23%
                              due 7/01/2011 (d)                                                                       7,930
                              Hawaii State, GO (d):
                      7,220     FLOATS, Series 605, 1.21% due 8/01/2015 (c)                                           7,220
                     28,740     VRDN, Series II-R-126, 1.23% due 1/01/2005 (b)                                       28,740
                              Honolulu, Hawaii, City and County, GO, Refunding, VRDN, Series C (c)(d):
                     16,700     1.30% due 12/01/2012                                                                 16,700
                     16,600     1.30% due 12/01/2017                                                                 16,600
                      4,100     1.30% due 12/01/2019                                                                  4,100
                     19,000   Honolulu, Hawaii, City and County M/F Housing Revenue Bonds (Moanalua
                              Hillside Apartments), VRDN, AMT, 1.20% due 9/15/2032 (d)                               19,000

Idaho--0.4%          45,500   Idaho State, GO, TAN, 3% due 6/30/2003                                                 45,653




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
Illinois--9.7%     $ 14,285   ABN Amro Munitops Certificates Trust, GO, VRDN, Series 2001-31, 1.23%
                              due 1/01/2009 (c)(d)                                                              $    14,285
                              Aurora, Illinois, Kane and DuPage Counties and Springfield, Illinois,
                              Single Mortgage Revenue Bonds (d):
                     34,700     FLOATS, AMT, Series 789, 1.27% due 4/03/2006                                         34,700
                     58,630     VRDN, Series A, 1.404% due 4/01/2004                                                 58,630
                     13,710   Chicago, Illinois, GO, VRDN, Series B, 1.15% due 1/01/2012 (d)                         13,710
                     31,615   Chigago, Illinois, Metropolitan Pier and Exposition Center, Municipal Series
                              Trust Certificates, Revenue Refunding Bonds, VRDN, Class A, Series 2001-157,
                              1.25% due 10/05/2017 (c)(d)                                                            31,615
                     53,000   Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN, AMT,
                              Series A, 1.25% due 1/01/2029 (d)(f)                                                   53,000
                     33,895   Chicago, Illinois, Municipal Securities Trust Certificates, GO, Refunding,
                              VRDN, Class A, Series 2002-191, 1.38% due 3/18/2019 (c)(d)                             33,895
                     36,000   Chicago, Illinois, Neighborhoods Alive 21, GO, VRDN, Series B, 1.15%
                              due 1/01/2037 (d)(f)                                                                   36,000
                     29,950   Chicago, Illinois, O'Hare International Airport, Municipal Securities Trust
                              Certificates Revenue Bonds, VRDN, AMT, Class A, Series 2001-151, 1.22%
                              due 6/30/2015 (a)(d)                                                                   29,950
                     25,445   Chicago, Illinois, O'Hare International Airport, Municipal Securities Trust
                              Certificates, Revenue Refunding Bonds, VRDN, AMT, Class A, Series 2000-93,
                              1.22% due 10/04/2012 (a)(d)                                                            25,445
                              Chicago, Illinois, O'Hare International Airport Revenue Bonds, CP, Series 2001A:
                     25,300     1.25% due 4/08/2003                                                                  25,300
                     12,520     1.25% due 4/09/2003                                                                  12,520
                      5,290   Chicago, Illinois, O'Hare International Airport Revenue Bonds (General Airport
                              Second Lien), VRDN, Series B, 1.13% due 1/01/2015 (d)                                   5,290
                     14,300   Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue
                              Bonds (Compagnie Nationale--Air France), VRDN, AMT, 1.25% due 5/01/2018 (d)            14,300
                     26,100   Chicago, Illinois, Revenue Bonds (Homestart Program), VRDN, Series A,
                              1.25% due 6/01/2005 (d)                                                                26,100
                     29,085   Cook County, Illinois, Municipal Securities Trust Certificates, GO, Refunding,
                              VRDN, Class A, Series 2001-145, 1.25% due 11/15/2029 (c)(d)                            29,085
                     11,000   Eagle Tax-Exempt Trust, Chicago Board of Education, VRDN, Series 01,
                              Class 1309, 1.23% due 12/01/2026 (d)                                                   11,000
                              Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Class 1301(d):
                     14,380     Series 95, 1.23% due 1/01/2024                                                       14,380
                      9,900     Series 98, 1.23% due 1/01/2017                                                        9,900
                      5,000   Eagle Tax-Exempt Trust, Chicago, Illinois, Metropolitan Pier and Exposition
                              Center, VRDN, Class A, Series 2002-6001, 1.23% due 12/15/2028 (d)(f)                    5,000
                     30,000   Eagle Tax-Exempt Trust, Cook County, Illinois, VRDN, Series 02, Class 1303,
                              1.23% due 11/15/2025 (d)                                                               30,000
                     11,000   Eagle Tax-Exempt Trust, Illinois, GO, VRDN, Series 01, Class 1307, 1.23% due
                              11/01/2022 (d)                                                                         11,000
                     14,355   Eagle Tax-Exempt Trust, Illinois, Metropolitan Expo Center, VRDN, Series 98,
                              Class 1306, 1.23% due 6/15/2029 (d)                                                    14,355
                     11,100   Eagle Tax-Exempt Trust, Illinois State, GO, VRDN, Series 02, Class 1302, 1.23%
                              due 2/01/2027 (d)                                                                      11,100
                              Illinois Development Finance Authority, Revenue Refunding Bonds (Provena
                              Health), VRDN (d):
                     41,500     Series B, 1.25% due 5/01/2028 (f)                                                    41,500
                     20,000     Series C, 1.25% due 5/01/2028                                                        20,000




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
Illinois           $  5,000   Illinois Development Finance Authority, Water Facilities Revenue Refunding
(concluded)                   Bonds (Illinois American Water Company), VRDN, AMT, 1.25% due 3/01/2032 (d)(f)    $     5,000
                              Illinois Educational Facilities Authority Revenue Bonds, VRDN (d):
                      8,450     (The Art Institute of Chicago), 1.20% due 3/01/2027                                   8,450
                     66,000     (The Art Institute of Chicago), 1.20% due 3/01/2034                                  66,000
                      4,800     (Chicago Historical Society), 1.15% due 12/01/2025                                    4,800
                              Illinois Educational Facilities Authority, Revenue Refunding Bonds, VRDN (d):
                     30,300     (The Art Institute of Chicago), 1.20% due 3/01/2027                                  30,300
                     17,800     (Northwestern University), 1.20% due 12/01/2025                                      17,800
                              Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments),
                              VRDN, AMT (d):
                      6,300     Series A, 1.25% due 5/01/2037                                                         6,300
                        450     Series B, 1.35% due 5/01/2037                                                           450
                      5,000   Illinois HDA, Owner Occupied Housing Revenue Bonds, AMT, Series B,
                              1.12% due 4/30/2003                                                                     5,000
                     15,000   Illinois Health Facilities Authority, CP, 1.10% due 4/02/2003                          15,000
                     10,000   Illinois Health Facilities Authority Revenue Bonds (Evanston Hospital
                              Corporation), CP, 1.05% due 5/15/2003                                                  10,000
                              Illinois Health Facilities Authority Revenue Bonds, Revolving Fund, Pooled,
                              VRDN (d):
                     50,000     Series B, 1.15% due 8/01/2020                                                        50,000
                      7,000     Series F, 1.15% due 8/01/2015                                                         7,000
                              Illinois Health Facilities Authority, Revenue Refunding Bonds, VRDN (d):
                     18,660     (Little Company of Mary Hospital), Series A, 1.26% due 8/15/2021 (f)                 18,660
                     16,700     (Resurrection Health), Series B, 1.15% due 5/15/2029 (e)                             16,700
                      6,800     (University of Chicago Hospitals), 1.15% due 8/01/2026 (f)                            6,800
                      2,940   Illinois State Dedicated Tax (Macon Trust), VRDN, Series N, 1.25% due
                              12/15/2020 (d)                                                                          2,940
                     18,815   Illinois State, FLOATS, Series SG-60, 1.21% due 8/01/2019 (d)                          18,815
                      9,000   Illinois State, GO, MERLOTS, Series B04, 1.26% due 12/01/2024 (d)(e)(f)                 9,000
                              Illinois State, GO, Refunding (d)(f):
                     16,785     FLOATS, Series 743D, 1.21% due 8/01/2015                                             16,785
                      5,980     MERLOTS, Series A49, 1.26% due 8/01/2013                                              5,980
                      4,400   Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN,
                              AMT, Series A, 1.20% due 3/01/2006 (d)                                                  4,400
                     10,000   Madison County, Illinois, Environmental Improvement Revenue Bonds (Shell
                              Wood River Project), VRDN, AMT, Series A, 1.20% due 3/01/2033 (d)                      10,000
                     21,350   Regional Transportation Authority, Illinois, FLOATS, Series SG-82, 1.21%
                              due 6/01/2025 (d)                                                                      21,350
                              Regional Transportation Authority, Ilinois, GO, MERLOTS (d):
                     19,970     Series A24, 1.26% due 7/01/2032 (f)                                                  19,970
                      5,000     Series A41, 1.26% due 6/01/2017 (c)                                                   5,000
                      5,190   Regional Transportation Authority, Illinois, Revenue Bonds, MERLOTS,
                              Series B15, 1.26% due 6/01/2027 (d)(f)                                                  5,190
                     11,100   Southwestern Illinois Development Authority, Solid Waste Disposal Revenue
                              Bonds (Shell Oil Company--Wood River Project), VRDN, AMT, 1.20% due
                              8/01/2021 (d)                                                                          11,100
                      7,000   Will County, Illinois, Exempt Facilities Revenue Bonds (Amoco Chemical
                              Company Project), VRDN, AMT, 1.20% due 3/01/2028 (d)                                    7,000




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
Indiana--5.2%      $ 10,000   ABN Amro Munitops Certificates Trust, VRDN, Series 1998-5, 1.23%
                              due 4/05/2006 (d)(e)                                                              $    10,000
                     13,000   Goshen, Indiana, EDR, Refunding (Goshen College Project), VRDN, 1.20%
                              due 10/01/2037 (d)                                                                     13,000
                              Indiana Bond Bank Revenue Bonds:
                    107,600     Advance Funding Program Notes, Series A, 2% due 1/27/2004 (a)                       108,392
                      5,875     FLOATS, Series 670, 1.21% due 10/01/2022 (d)(f)                                       5,875
                              Indiana Bond Bank, Special Program Notes, Series A:
                      1,600     1.60% due 1/06/2004                                                                   1,601
                     17,400     2% due 1/06/2004                                                                     17,499
                              Indiana Health Facilities Financing Authority, Hospital Revenue Bonds, VRDN (d):
                     82,200     (Clarian Health Obligation Group), Series C, 1.15% due 3/01/2030                     82,200
                     15,000     (Community Hospitals Project), Series A, 1.20% due 7/01/2027                         15,000
                              Indiana Health Facilities Financing Authority, Hospital Revenue Refunding
                              Bonds (Clarian Health Partners), VRDN (d):
                     51,800     Series B, 1.20% due 2/15/2026                                                        51,800
                     50,800     Series C, 1.20% due 2/15/2026                                                        50,800
                      1,650   Indiana Health Facilities Financing Authority Revenue Bonds (Capital Access
                              Designated Pool), VRDN, 1.15% due 1/01/2012 (d)                                         1,650
                     67,190   Indiana Health Facilities Financing Authority, Revenue Refunding Bonds
                              (Ascension Health Credit), VRDN, Series B, 1.15% due 11/15/2039 (a)(d)                 67,190
                     41,330   Indiana Secondary Market Educational Loans Inc., Educational Loan Revenue
                              Bonds, VRDN, AMT, Series B, 1.20% due 12/01/2014 (a)(d)                                41,330
                     18,900   Indiana State, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series E-2,
                              1.40% due 1/01/2034 (d)                                                                18,900
                      8,335   Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds,
                              PUTTERS, Series 331, 1.30% due 2/01/2023 (a)(d)                                         8,335
                     34,995   Indianapolis, Indiana, Public Improvement Bonds, Municipal Securities Trust
                              Certificates, GO, VRDN, Series 2002-192, Class A, 1.25% due 6/18/2014 (d)(f)           34,995
                     10,000   Whiting, Indiana, Environmental Facilities, Revenue Refunding Bonds
                              (BP Products Project), VRDN, AMT, Series C, 1.20% due 7/01/2034 (d)                    10,000
                      7,600   Whiting, Indiana, Industrial Sewer and Solid Waste Disposal, Revenue Refunding
                              Bonds (Amoco Oil Company Project), VRDN, AMT, 1.20% due 1/01/2026 (d)                   7,600

Iowa--0.4%           30,000   Iowa State School Cash Anticipation Program, TRAN, 2.75% due 6/20/2003 (e)             30,072
                     14,500   Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, VRDN,
                              AMT, Series B, 1.20% due 12/01/2013 (a)(d)                                             14,500

Kansas--0.2%          9,100   Butler County, Kansas, Solid Waste Disposal Facilities Revenue Bonds (Texaco
                              Refining and Marketing), VRDN, AMT, Series A, 1.20% due 8/01/2024 (d)                   9,100
                     16,800   Kansas State Development Finance Authority, Health Facilities Revenue Bonds
                              (Stormont-Vail), VRDN, Series M, 1.20% due 11/15/2023 (d)(f)                           16,800

Kentucky--4.3%       12,195   ABN Amro Munitops Certificates Trust, Lexington, Kentucky, GO, VRDN,
                              Series 2001-37, 1.23% due 2/01/2010 (c)(d)                                             12,195
                      5,100   Ashland, Kentucky, PCR, Refunding (Calgon Carbon Corporation Project),
                              FLOATS, Series A, 1.45% due 10/01/2006 (d)                                              5,100
                     20,930   Carroll County, Kentucky, PCR, CP, 1.15% due 5/22/2003                                 20,930
                              Daviess County, Kentucky, Solid Waste Disposal Facility Revenue Bonds
                              (Scott Paper Company Project), VRDN, AMT (d):
                     44,100     Series A, 1.25% due 12/01/2023                                                       44,100
                     16,300     Series A, 1.25% due 5/01/2024                                                        16,300
                     26,200     Series B, 1.25% due 12/01/2023                                                       26,200
                     21,700     Series B, 1.25% due 5/01/2024                                                        21,700




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
Kentucky           $ 16,000   Jefferson County, Kentucky, PCR (Louisville Gas and Electric Company), CP,
(concluded)                   Series A, 1.17% due 5/06/2003                                                     $    16,000
                              Kentucky Asset/Liability Commission, General Fund Revenue Bonds, TRAN:
                     85,000     Series A, 2.75% due 6/26/2003                                                        85,217
                     45,000     Series B, 1.30% due 6/26/2003                                                        45,000
                     75,000   Kentucky Association of Counties, Advance Revenue Cash Flow Borrowing,
                              COP, TRAN, 3% due 6/30/2003                                                            75,243
                      5,900   Kentucky State Property and Buildings Commission, Revenue Refunding Bonds,
                              FLOATS, Series 575, 1.21% due 2/01/2017 (d)(e)                                          5,900
                     36,475   Kentucky State Turnpike Authority, Resource Recovery Road Revenue Bonds,
                              FLOATS, Series 488, 1.21% due 7/01/2007 (d)(e)                                         36,475
                     20,330   Logan/Todd, Kentucky, Regional Water Commission, Revenue Refunding Bonds,
                              BAN, 3% due 8/01/2003                                                                  20,419
                     21,500   Trimble County, Kentucky, PCR, CP, 1.12% due 5/06/2003                                 21,500

Louisiana--2.8%       5,100   Ascension Parish, Louisiana, PCR, Refunding (Shell Oil Company Project),
                              VRDN, 1.15% due 9/01/2023 (d)                                                           5,100
                     17,700   Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project),
                              VRDN, AMT, 1.30% due 3/01/2025 (d)                                                     17,700
                     31,500   Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding Bonds
                              (Citgo Petroleum Corp.), VRDN, AMT, 1.20% due 3/01/2025 (d)                            31,500
                     22,700   East Baton Rouge, Louisiana, Mortgage Finance Authority Revenue Bonds
                              (Conventional Program Notes), Series A-R-4, 1.152% due 3/11/2004                       22,699
                     25,000   Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital
                              Revenue Bonds (West Jefferson Medical Center), VRDN, Series B, 1.15%
                              due 1/01/2028 (d)(e)                                                                   25,000
                      6,000   Louisiana Local Government, Environmental Facilities, Community
                              Development Authority Revenue Bonds (Honeywell International Inc.
                              Project), VRDN, AMT, 1.35% due 12/01/2037 (d)                                           6,000
                              Louisiana Public Facilities Authority Revenue Bonds (Equipment and Capital
                              Facilities Loan Program), VRDN (d):
                     21,645     Series B, 1.23% due 7/01/2023                                                        21,645
                     15,620     Series C, 1.25% due 7/01/2024                                                        15,620
                      2,845   Louisiana State GO, FLOATS, Series 667, 1.25% due 4/01/2019 (c)(d)                      2,845
                      5,100   Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
                              Refunding Bonds (First Stage A-Loop Inc.), VRDN, 1.15% due 9/01/2008 (d)                5,100
                              New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue
                              Refunding Bonds, VRDN (d):
                     25,000     Series C, 1.374% due 6/01/2042                                                       25,000
                     27,700     Series R-6, 1.129% due 3/11/2004                                                     27,699
                     24,200   Plaquemines Parish, Louisiana, Environmental Revenue Bonds
                              (BP Exploration & Oil), VRDN, AMT, 1.20% due 10/01/2024 (d)                            24,200
                      4,400   Saint Charles Parish, Louisiana, PCR, Refunding (Shell Oil Company Project),
                              VRDN, 1.15% due 6/01/2005 (d)                                                           4,400
                              Saint Charles Parish, Louisiana, PCR, VRDN, AMT (d):
                     24,400     (Shell Oil Company--Norco Project), 1.20% due 11/01/2021                             24,400
                     15,100     (Shell Oil Company--Norco Project), 1.20% due 9/01/2023                              15,100
                     21,000     (Shell Oil Company Project), Series A, 1.20% due 10/01/2022                          21,000
                      4,400   South Louisiana Port Commission, Port Revenue Refunding Bonds
                              (Occidental Petroleum), VRDN, 1.15% due 7/01/2018 (d)                                   4,400




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
Maine--0.2%        $ 16,500   Windham, Maine, GO, BAN, 2.25% due 6/30/2003                                      $    16,548

Maryland--1.1%        5,245   Anne Arundel County, Maryland, Pollution Revenue Bonds (Baltimore Gas &
                              Electric Company), VRDN, 2.20% due 7/01/2014 (d)                                        5,245
                     35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum),
                              FLOATS, 1.05% due 10/14/2011 (d)                                                       35,700
                              Maryland State Community Development Administration, Department of
                              Housing and Community Develoment, Residential Revenue Refunding Bonds:
                     19,760     AMT, Series E, 1.25% due 12/18/2003                                                  19,760
                     20,000     Series D, 1.20% due 12/18/2003                                                       20,000
                     36,300   Maryland State Energy Financing Administration, Solid Waste Disposal Revenue
                              Bonds (Cimenteries Project), VRDN, AMT, 1.20% due 5/01/2035 (d)                        36,300

Massachusetts--      10,000   Eagle Tax-Exempt Trust, Massachusetts Commuter Facilities, VRDN, Series
1.6%                          2001, Class 2101, 1.15% due 6/15/2033 (d)                                              10,000
                     53,925   Franklin, Massachusetts, GO, BAN, 3% due 5/01/2003                                     53,970
                      6,150   Hudson, Massachusetts, GO, BAN, 3% due 5/14/2003                                        6,157
                     29,973   Massachusetts State, GO, Refunding, FLOATS, Series 716D, 1.15% due
                              8/01/2018 (d)(f)                                                                       29,973
                     12,166   Mattapoisett, Massachusetts, GO, BAN, 3% due 5/01/2003                                 12,175
                     22,000   Natick, Massachusetts, GO, BAN, 3% due 5/01/2003                                       22,018
                     17,940   Peabody, Massachusetts, GO, Refunding, BAN, 3% due 4/14/2003                           17,947
                     17,000   Springfield, Massachusetts, GO, BAN, 3% due 4/14/2003                                  17,013

Michigan--2.0%        8,000   ABN Amro Munitops Certificates Trust, Michigan, GO, VRDN, Series 2002-29,
                              1.60% due 11/01/2010 (c)(d)                                                             8,000
                      4,615   Detroit Michigan, City School District, GO, VRDN, Series A, 1.23% due
                              5/01/2029 (d)(e)                                                                        4,615
                     14,730   Detroit, Michigan, City School District, MERLOTS, Series A-113, 1.26%
                              due 5/01/2029 (d)                                                                      14,730
                              Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds
                              (Spectrum Health), VRDN (d)(f):
                     24,200     Series B, 1.15% due 1/15/2026                                                        24,200
                     16,800     Series C, 1.15% due 1/15/2026                                                        16,800
                              Michigan State Hospital Finance Authority, Revenue Refunding Bonds (d):
                     22,000     MERLOTS, Series K, 1.26% due 11/15/2023 (f)                                          22,000
                     20,000     (Trinity Health), VRDN, Series E, 1.15% due 12/01/2030 (a)                           20,000
                      4,600   Michigan State Strategic Fund, PCR, Refunding (Consumers Power Project),
                              VRDN, 1.15% due 4/15/2018 (a)(d)                                                        4,600
                     16,505   Municipal Securities Trust Certificates, Revenue Refunding Bonds (Michigan
                              State Hospital), VRDN, Series 1997-24, Class A, 1.25% due 12/01/2005 (d)(e)            16,505
                     76,920   Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan
                              Wayne County), VRDN, AMT, Series A, 1.20% due 12/01/2032 (c)(d)                        76,920

Minnesota--1.4%      15,000   City of Rochester, Minnesota, CP, Series 2001-C, 1.05% due 4/01/2003                   15,000
                     46,825   Eagle Tax-Exempt Trust, Minnesota, GO, VRDN, Series 93-A, 1.23% due
                              8/01/2003 (d)                                                                          46,825
                              Minnesota State, CP:
                      9,000     1.05% due 4/01/2003                                                                   9,000
                     81,000     1.10% due 4/03/2003                                                                  81,000

Mississippi--1.0%     7,000   Jackson County, Mississippi, Industrial Sewer Facilities Revenue Bonds
                              (Chevron U.S.A. Inc. Project), VRDN, AMT, 1.20% due 12/15/2024 (d)                      7,000
                      7,100   Mississippi Business Finance Corporation, Mississippi Solid Waste Disposal
                              Revenue Bonds (Mississippi Power Company Project), VRDN, AMT, 1.25%
                              due 7/01/2025 (d)                                                                       7,100
                      3,520   Mississippi Business Finance Corporation, Mississippi, Solid Waste Disposal
                              Revenue Refunding Bonds (Mississippi Power Company Project), VRDN, AMT,
                              1.25% due 5/01/2028 (d)                                                                 3,520




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
Mississippi        $ 12,500   Mississippi Home Corporation, Lease Purpose Revenue Bonds, VRDN,
(concluded)                   1.25% due 10/01/2007 (d)                                                          $    12,500
                     27,894   Mississippi Home Corporation, S/F Revenue Bonds, FLOATS, AMT, Series 714,
                              1.28% due 10/03/2005 (d)                                                               27,894
                              Mississippi Hospital Equipment and Facilities Authority Revenue Bonds,
                              VRDN (d):
                     19,300     (Baptist Memorial Hospital Project), 1.18% due 5/01/2021                             19,300
                     25,900     (Mississippi Baptist Medical Center), 1.19% due 7/01/2012                            25,900

Missouri--1.5%       40,000   Lees Summit, Missouri, M/F Housing Revenue Bonds (Affordable Housing
                              Acquisition), VRDN, Series A, 1.49% due 7/01/2046 (d)                                  40,000
                     11,400   Missouri Development Finance Board, Cultural Facilities Revenue Bonds
                              (Nelson Gallery Foundation), VRDN, Series B, 1.20% due 12/01/2031 (d)(f)               11,400
                              Missouri Higher Education Loan Authority, Student Loan Revenue Bonds,
                              VRDN, AMT (d):
                      7,800     Series A, 1.20% due 6/01/2017                                                         7,800
                     37,800     Series B, 1.20% due 6/01/2020                                                        37,800
                     10,665   Missouri-Illinois Bi-State Development Agency, Metropolitan District Revenue
                              Bonds, PUTTERS, Series 311, 1.25% due 10/01/2013 (d)                                   10,665
                     49,835   Tobacco Settlement Financing Authority, Missouri, General Fund Revenue
                              Bonds, Temporary Notes, Series A, 1.60% due 6/15/2003                                  49,843

Nebraska--1.5%        4,995   Nebhelp Inc., Nebraska, Revenue Bonds, ROCS, AMT, Series II-R-205, 1.15%
                              due 6/01/2013 (d)(f)                                                                    4,995
                     24,000   Nebraska Investment Finance Authority, S/F Housing Revenue Refunding
                              Bonds, VRDN, AMT, Series E, 1.25% due 9/01/2033 (d)                                    24,000
                     47,500   Nebraska Public Power District Revenue Bonds, CP, 1.03% due 4/10/2003                  47,500
                      4,995   Nebraska Public Power District, Revenue Refunding Bonds, ROCS,
                              Series II-R-209, 1.15% due 1/01/2012 (d)(f)                                             4,995
                              Omaha, Nebraska, Public Power, CP:
                     24,750     1.10% due 4/14/2003                                                                  24,750
                     30,000     1.07% due 5/01/2003                                                                  30,000
                     18,600     1.15% due 5/27/2003                                                                  18,600

Nevada--2.1%         29,185   ABN Amro Munitops Certificates Trust, VRDN, Series 1999-15, 1.22% due
                              1/02/2008 (d)(f)                                                                       29,185
                    156,700   Clark County, Nevada, Airport Improvement Revenue Refunding Bonds, VRDN,
                              Series A, 1.25% due 7/01/2012 (d)(f)                                                  156,700
                     12,500   Clark County, Nevada, IDR (Southwest Gas Corporation Project), VRDN, AMT,
                              Series B, 1.25% due 3/01/2038 (d)                                                      12,500
                      9,065   Las Vegas Valley, Nevada, Water District, GO, Refunding, MERLOTS, Series B-10,
                              1.26% due 6/01/2024 (d)(f)                                                              9,065
                      6,795   Nevada Housing Division Revenue Bonds (Multi-Unit Housing--Mesquite),
                              VRDN, AMT, Series B, 1.35% due 5/01/2028 (d)                                            6,795
                      7,345   Washoe County, Nevada, School District, GO, ROCS, Series II-R-2012,
                              1.23% due 6/01/2020 (c)(d)                                                              7,345

New Hampshire--       5,475   New Hampshire Higher Educational and Health Facilities Authority Revenue
0.2%                          Refunding Bonds, FLOATS, Series 772, 1.21% due 1/01/2017 (c)(d)                         5,475
                      7,415   New Hampshire State Business Finance Authority, Resource Recovery Revenue
                              Refunding Bonds (Wheelabrator), VRDN, Series A, 1.15% due 1/01/2018 (d)                 7,415
                      5,400   New Hampshire State, HFA, M/F Housing Revenue Bonds (P.R.A. Properties--
                              Pheasant Run Project), VRDN, AMT, 1.20% due 5/01/2025 (d)                               5,400

New Jersey--         17,200   Atlantic City, New Jersey, GO, BAN, 2.75% due 4/07/2003                                17,202
0.3%                 14,000   Bayonne, New Jersey, Municipal Utilities Authority, Revenue Refunding Bonds
                              (Water Project Notes), 5.35% due 6/26/2003                                             14,105




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
New Mexico--       $ 30,000   Bernalillo County, New Mexico, GO, TRAN, Series A, 2% due 12/15/2003              $    30,175
0.3%

New York--6.9%       16,279   Afton, New York, Central School District, GO, Refunding, BAN, 2.75%
                              due 5/22/2003                                                                          16,298
                     19,720   Babylon, New York, IDA Residential Recovery Revenue Refunding Bonds
                              (Ogden Martin Project), VRDN, 1.25% due 1/01/2019 (d)(e)                               19,720
                     24,700   Eagle Tax-Exempt Trust, New York State (Memorial Sloan), VRDN, Series 98,
                              Class 3202, 1.18% due 7/01/2023 (d)                                                    24,700
                     10,900   Fonda-Fultonville, New York, Central School District, GO, BAN, 3%
                              due 4/11/2003                                                                          10,902
                     19,000   Freeport, New York, GO, Refunding, BAN, Series A, 1.75% due 1/22/2004                  19,068
                     12,000   Hempstead, New York, Union Free School District, GO, TAN, 2.75% due
                              6/26/2003                                                                              12,027
                     15,000   Johnson City, New York, Central School District, GO, BAN, 2.75% due
                              6/25/2003                                                                              15,034
                     14,885   Metropolitan Transportation Authority, New York, Service Contract Revenue
                              Refunding Bonds, FLOATS, Series 741, 1.18% due 1/01/2017 (d)(f)                        14,885
                     17,600   Monroe County, New York, Public Improvement, GO, BAN, 2% due 12/19/2003                17,700
                     21,500   New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27, 1.18%
                              due 6/15/2024 (d)(e)                                                                   21,500
                     63,000   New York City, New York, City Transitional Finance Authority, BAN, Refunding,
                              Series 2, 2% due 2/19/2004                                                             63,515
                      9,100   New York City, New York, City Transitional Finance Authority Revenue Bonds
                              (New York City Recovery), VRDN, Series 1, Sub-Series 1C, 1.15% due
                              11/01/2022 (d)                                                                          9,100
                     95,000   New York City, New York, GO, FLOATS, Series L28J, 1.25% due 4/11/2003 (d)              95,000
                     20,000   New York City, New York, Water Authority, CP, Series 7, 1.15% due 4/24/2003            20,000
                     17,500   New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN,
                              Series B, 1.125% due 3/15/2026 (d)                                                     17,500
                        300   New York State Local Government Assistance Corporation Revenue Bonds,
                              VRDN, Series B, 1.10% due 4/01/2025 (d)                                                   300
                              New York State Local Government Assistance Corporation, Revenue Refunding
                              Bonds, Sub-Lien, VRDN (d):
                     57,500     Series 4V, 1.15% due 4/01/2022                                                       57,500
                     16,885     Series 8V, 1.15% due 4/01/2019                                                       16,885
                      5,995   New York State Power Authority Revenue Bonds, ROCS, Series II-R-210, 1.15%
                              due 11/15/2015 (d)(f)                                                                   5,995
                      6,796   Northport-East Northport, New York, Union Free School District, GO, BAN,
                              2.75% due 4/30/2003                                                                     6,800
                     20,934   Sandy Creek, New York, Central School District, GO, Refunding, BAN, 2.50%
                              due 6/27/2003                                                                          20,973
                      5,000   South Huntington, New York, Union Free School District, GO, TAN, 2.50%
                              due 6/26/2003                                                                           5,011
                     15,000   Starpoint, New York, Central School District, GO, BAN, 2.75% due 6/27/2003             15,036
                    175,000   Suffolk County, New York, GO, TAN, Series I, 1.75% due 8/14/2003                      175,451
                     10,000   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                              Refunding Bonds, VRDN, Series B, 1.15% due 1/01/2032 (d)                               10,000
                     31,910   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, FLOATS,
                              Series 729, 1.18% due 11/15/2019 (d)(f)                                                31,910
                      8,000   West Islip, New York, Union Free School District, GO, TAN, 2.50% due
                              6/27/2003                                                                               8,018

North Carolina--     19,995   Municipal Securities Trust Certificates, GO, Refunding, VRDN, Series 2002-201,
0.4%                          Class A, 1.23% due 4/12/2017 (d)                                                       19,995
                     10,000   Municipal Securities Trust Certificates, GO, VRDN, Series 2001-125, Class A,
                              1.15% due 7/23/2015 (d)                                                                10,000




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
North Carolina     $  8,165   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
(concluded)                   MERLOTS, Series A22, 1.26% due 1/01/2024 (d)(f)                                   $     8,165
                      4,500   Wake County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds (Solid Waste Disposal--Highway 55),
                              VRDN, AMT, 1.32% due 9/01/2013 (d)                                                      4,500

North Dakota--        6,355   Oliver City, North Dakota, PCR, Refunding, MERLOTS, Series B07, 1.26%
0.1%                          due 1/01/2027 (a)(d)                                                                    6,355

Ohio--1.8%                    Clinton County, Ohio, Hospital Revenue Bonds (Ohio Hospital Capital Asset Inc.
                              Pooled Loan), VRDN (d):
                      2,135     1.65% due 6/01/2028                                                                   2,135
                     10,830     1.25% due 7/01/2029                                                                  10,830
                     38,000   Dayton, Ohio, City School District, GO, BAN, 2% due 7/10/2003                          38,087
                     22,275   Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98, Class 3503,
                              1.23% due 2/15/2026 (d)                                                                22,275
                     10,500   Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds (Ohio Edison),
                              VRDN, Series 95, Class 3502, 1.23% due 7/01/2015 (d)                                   10,500
                     23,875   Franklin County, Ohio, Hospital Revenue Bonds (Holy Cross Health System),
                              VRDN, 1.18% due 6/01/2016 (d)                                                          23,875
                     16,020   Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds
                              (U.S. Health Corporation), VRDN, Series A, 1.15% due 12/01/2021 (d)                    16,020
                     23,000   Kettering, Ohio, City School District, GO, BAN, 2% due 6/25/2003                       23,046
                     10,400   Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital),
                              VRDN, Series A, 1.15% due 11/15/2022 (d)                                               10,400
                      1,765   Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate--Retire),
                              VRDN, 1.05% due 12/01/2015 (d)                                                          1,765
                      9,600   Ohio HFA, Revenue Bonds, ROCS, AMT, Series II-R-187, 1.27% due 9/01/2007 (d)            9,600
                      5,000   Ohio State, GO, FLOATS, Series 603, 1.21% due 9/15/2020 (d)(e)                          5,000
                     12,500   Toledo, Ohio, City School District, GO, BAN, 2% due 7/23/2003                          12,536

Oklahoma--1.7%                Comanche County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue
                              Bonds, VRDN, Series A (d):
                      5,306     1.19% due 4/01/2004                                                                   5,305
                      4,820     1.40% due 4/01/2004                                                                   4,820
                      7,500   Grand Gateway, Oklahoma, Home Finance Authority, S/F Mortgage Revenue
                              Bonds, VRDN, Series A, 1.374% due 2/01/2006 (d)                                         7,500
                              Moore, Oklahoma, EDA, S/F Mortgage Revenue Bonds, VRDN (d):
                      7,000     Series A, 1.14% due 4/08/2004                                                         7,000
                      2,900     Series B-R-3, 1.14% due 12/11/2003                                                    2,900
                     35,000   Oklahoma County, Oklahoma, Finance Authority Revenue Bonds (Oklahoma
                              County Housing Preservation), VRDN, 1.30% due 1/01/2033 (d)                            35,000
                      9,200   Oklahoma County, Oklahoma, HFA, S/F Mortgage Revenue Bonds, Series C-R-3,
                              1.14% due 12/11/2003                                                                    9,200
                     12,839   Oklahoma County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue
                              Bonds, VRDN, Series D, 1.374% due 6/02/2003 (d)                                        12,839
                     65,900   Oklahoma State Industries Authority, Revenue Refunding Bonds (Integris
                              Baptist), VRDN, Series B, 1.15% due 8/15/2029 (d)(f)                                   65,900
                      7,000   Rogers County, Oklahoma, HFA Revenue Bonds, Series A, 1.188% due
                              12/01/2003                                                                              7,000
                              Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue
                              Bonds:
                     15,000     Series G, 1.359% due 12/01/2003                                                      15,000
                      8,200     VRDN, Series A, 1.374% due 4/01/2004 (d)                                              8,200




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
Oregon--1.4%       $ 11,730   ABN Amro Munitops Certificates Trust, GO, VRDN, Series 2001-4, 1.23%
                              due 6/01/2009 (d)(f)                                                              $    11,730
                      4,250   Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds (Waste
                              Management Inc. Project), VRDN, 1.20% due 7/01/2027 (d)                                 4,250
                      7,170   Oregon State Health, Housing, Educational and Cultural Facilities Authority
                              Revenue Bonds (Sacred Heart Medical Center), VRDN, Series A, 1.15%
                              due 11/01/2028 (d)                                                                      7,170
                    125,190   Oregon State, TAN, Series A, 3.25% due 5/01/2003                                      125,320

Pennsylvania--        2,500   Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co.
1.9%                          Project), VRDN, 1.20% due 12/01/2014 (d)                                                2,500
                     25,240   Dauphin County, Pennsylvania, General Authority, Revenue Refunding
                              Bonds (School District Pooled Financing Program II), VRDN, 1.17%
                              due 9/01/2032 (a)(d)                                                                   25,240
                      6,000   Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                              Revenue Bonds, VRDN, Mode 1, 1.15% due 8/01/2016 (d)                                    6,000
                     18,735   Eagle Tax-Exempt Trust, Pennsylvania, GO, VRDN, Series 94, Class 3803,
                              1.23% due 5/01/2008 (d)                                                                18,735
                              Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN (d):
                     13,200     (Pennsylvania Loan Program), Series A, 1.15% due 3/01/2030 (e)                       13,200
                      7,500     Series D, 1.20% due 3/01/2024                                                         7,500
                      5,200     Series G, 1.20% due 3/01/2024                                                         5,200
                      5,600   Huntingdon County, Pennsylvania, General Authority, College Revenue Bonds
                              (Juniata College Project), VRDN, Series A, 2.05% due 5/01/2026 (d)                      5,600
                     12,000   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 1.23%
                              due 9/15/2020 (d)                                                                      12,000
                      5,000   Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, Series B19,
                              1.26% due 2/15/2027 (d)(f)                                                              5,000
                              Pennsylvania State Higher Education Assistance Agency, Student Loan
                              Revenue Bonds, VRDN, Series A (d):
                     18,700     1.20% due 12/01/2025                                                                 18,700
                     50,000     AMT, 1.20% due 6/01/2029 (a)                                                         50,000
                      2,900   Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                              (Association of Independent Colleges and Universities), VRDN, Series H-9,
                              2.20% due 5/01/2031 (d)                                                                 2,900
                              Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding
                              Bonds, VRDN (d):
                     20,000     Series A-1, 1.15% due 12/01/2030                                                     20,000
                      8,800     Series A-3, 1.15% due 12/01/2032                                                      8,800

Rhode Island--                Rhode Island State and Providence Plantations, GO, FLOATS (d):
0.4%                 26,160     Series 568, 1.21% due 9/01/2017 (f)                                                  26,160
                     16,170     Series 720, 1.21% due 11/01/2022 (c)                                                 16,170

South Carolina--              Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue Bonds
2.2%                          (Amoco Chemical Company Project), VRDN, AMT(d):
                     15,300     1.20% due 4/01/2027                                                                  15,300
                      5,700     1.20% due 4/01/2028                                                                   5,700
                    118,000   Charleston County, South Carolina, School District, GO, BAN, 2% due 2/25/2004         118,941
                              Florence County, South Carolina, Solid Waste Disposal and Wastewater
                              Treatment Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT (d):
                     35,000     1.20% due 4/01/2026                                                                  35,000
                     19,200     1.20% due 4/01/2027                                                                  19,200
                              South Carolina Jobs EDA, Economic Development Revenue Bonds (Wellman Inc.
                              Project), VRDN, AMT (d):
                      5,400     1.25% due 12/01/2010                                                                  5,400
                     12,295     1.25% due 12/01/2012                                                                 12,295




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
South Carolina     $ 12,500   South Carolina Transportation Infrastructure Bank Revenue Bonds, FLOATS,
(concluded)                   Series 728, 1.21% due 10/01/2022 (a)(d)                                           $    12,500
                     10,700   York County, South Carolina, PCR, Refunding (Duke Power Company Project),
                              CP, 1.25% due 4/03/2003                                                                10,700

South Dakota--       13,300   Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds
0.1%                          (Homestake Mining), VRDN, AMT, Series A, 1.25% due 7/01/2032 (d)                       13,300

Tennessee--5.1%               Blount County, Tennessee, Public Building Authority, Local Government Public
                              Improvement Revenue Bonds, VRDN (a)(d):
                      2,500     Series A-1-D, 1.15% due 6/01/2025                                                     2,500
                      8,000     Series A-2-E, 1.15% due 6/01/2035                                                     8,000
                              Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled
                              Financing (Tennessee Municipal Bond Fund), VRDN (d):
                     46,405     1.15% due 11/01/2027                                                                 46,405
                     81,200     1.15% due 6/01/2029                                                                  81,200
                         70     1.14% due 7/01/2031                                                                      70
                     22,600     1.14% due 1/01/2033                                                                  22,600
                              Knoxville, Tennessee, Utilities Board Revenue Bonds, VRDN (d)(e):
                     12,080     (Sub-Electric System), 1.15% due 1/15/2005                                           12,080
                     15,915     (Sub-Gas System), 1.15% due 1/15/2005                                                15,915
                     18,625     (Sub-Wastewater System), 1.15% due 1/15/2005                                         18,625
                      8,100   Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Company
                              Project), VRDN, 1.17% due 6/01/2023 (d)                                                 8,100
                     25,000   Memphis, Tennessee, Health, Educational and Housing Facility Board Revenue
                              Bonds (Not-for Profit M/F Program), VRDN, 1.41% due 8/01/2032 (d)                      25,000
                      4,430   Metropolitan Government of Nashville and Davidson County, Tennessee,
                              Health and Education Facilities Board Revenue Bonds, FLOATS, Series 533,
                              1.35% due 11/15/2016 (d)(e)                                                             4,430
                              Montgomery County, Tennessee, Public Building Authority, Pooled Financing
                              Revenue Bonds, VRDN (d):
                     34,195     (Montgomery County Loan), 1.15% due 7/01/2019                                        34,195
                     36,360     (Tennessee County Loan Pool), 1.15% due 11/01/2027                                   36,360
                              Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                              Government Public Improvement, VRDN (d):
                     69,900     AMT, Series III-A, 1.20% due 6/01/2028 (a)                                           69,900
                      7,100     Series II-A-1, 1.15% due 6/01/2024 (a)                                                7,100
                      5,560     Series II-E-2, 1.15% due 6/01/2021 (a)                                                5,560
                     15,000     Series II-F-3, 1.15% due 6/01/2005 (a)                                               15,000
                     10,000     Series III-D-2, 1.15% due 6/01/2017 (a)                                              10,000
                      4,690     Series III-D-6, 1.15% due 6/01/2020 (a)                                               4,690
                     19,100     Series III-E-1, 1.15% due 6/01/2025                                                  19,100
                     10,000     Series III-E-4, 1.15% due 6/01/2025                                                  10,000
                      5,700     Series IV-2, 1.15% due 6/01/2020 (e)                                                  5,700
                      5,000     Series IV-3, 1.15% due 6/01/2025 (e)                                                  5,000
                      6,170     Series IV-A-4, 1.15% due 6/01/2020 (e)                                                6,170
                      7,000     Series IV-B-3, 1.15% due 6/01/2013 (e)                                                7,000
                      6,000     Series IV-B-4, 1.15% due 6/01/2025 (e)                                                6,000
                      4,100     Series IV-B-5, 1.15% due 6/01/2022 (e)                                                4,100
                      6,635     Series IV-E-3, 1.15% due 6/01/2024 (a)                                                6,635
                      3,865     Series IV-E-4, 1.15% due 6/01/2020 (a)                                                3,865
                      6,000     Series IV-G-2, 1.15% due 6/01/2022                                                    6,000
                     26,000   Shelby County, Tennessee, CP, Series A, 1.12% due 4/01/2003                            26,000
                     12,000   Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                              Revenue Bonds (Hutchison School Project), VRDN, 1.19% due 5/01/2026 (d)                12,000




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
Texas--10.1%       $  9,030   ABN Amro Munitops Certificates Trust, Grapevine, Texas, Permanent
                              School Fund, GO, VRDN, Series 2001-8, 1.23% due 2/15/2007 (d)                     $     9,030
                     15,750   ABN Amro Munitops Certificates Trust, Houston, Texas, Airport, VRDN, AMT,
                              Series 1998-15, 1.27% due 7/05/2006 (c)(d)                                             15,750
                              ABN Amro Munitops Certificates Trust, San Antonio, Texas, VRDN (d):
                     13,500     Series 1998-22, 1.23% due 1/03/2007 (f)                                              13,500
                     29,950     Series 1999-10, 1.23% due 3/07/2007 (f)                                              29,950
                      5,075   Aldine, Texas, Independent School District, GO, Refunding, ROCS,
                              Series II-R-158, 1.23% due 2/15/2020 (d)                                                5,075
                      7,445   Austin, Texas, Utility System Revenue Refunding Bonds, ROCS, Series II-R-159,
                              1.23% due 5/15/2014 (d)(e)                                                              7,445
                              Bell County, Texas, Health Facilities Development Corporation, Hospital
                              Revenue Bonds (Scott & White Memorial Hospital), VRDN (d)(f):
                      2,000     Series 2001-1, 1.15% due 8/15/2031                                                    2,000
                     28,400     Series B-1, 1.15% due 8/15/2029                                                      28,400
                     26,500     Series B-2, 1.15% due 8/15/2029                                                      26,500
                     13,925   Bexar County, Texas, Revenue Bonds, FLOATS, Series 454, 1.21% due
                              8/15/2008 (d)(f)                                                                       13,925
                     10,000   Brazos River Authority, Texas, Harbor Navigational District, Brazoria County
                              Revenue Bonds (BASF Corp.), VRDN, AMT, 1.30% due 4/01/2032 (d)                         10,000
                      8,700   Central Texas Housing Finance Corporation, S/F Mortgage Revenue Bonds,
                              Series 1-R3, 1.14% due 7/10/2003                                                        8,700
                      7,460   Corpus Christi, Texas, Business and Job Development Corporation, Sales Tax
                              Revenue Refunding Bonds, ROCS, Series II-R-2001, 1.23% due 9/01/2017 (a)(d)             7,460
                      4,000   Corpus Christi, Texas, Industrial Development Corp., IDR (Dedietrich USA
                              Incorporated Project), VRDN, AMT, 1.35% due 11/01/2008 (d)                              4,000
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN,
                              AMT (d)(f):
                     25,300     Series SGB-49, 1.22% due 11/01/2023                                                  25,300
                      9,495     Series SGB-52, 1.28% due 11/01/2017                                                   9,495
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds,
                              MSTR, VRDN (d):
                     23,885     AMT, Series SGB-46, 1.28% due 11/01/2020 (f)                                         23,885
                      6,600     Series SGB-52, 1.23% due 11/01/2015 (c)                                               6,600
                      9,900   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, VRDN, Series 96C,
                              Class 4301, 1.23% due 11/01/2005 (d)                                                    9,900
                      6,000   Eagle Tax-Exempt Trust, Dallas, Texas, VRDN, Series 01, Class 4310,
                              1.23% due 12/01/2026 (d)                                                                6,000
                      4,915   Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN, Series 01, Class 4311,
                              1.23% due 8/15/2026 (d)                                                                 4,915
                     11,120   El Paso County, Texas, Housing Finance Corporation, S/F Mortgage Revenue
                              Bonds, Series A, 1.14% due 12/11/2003                                                  11,120
                      5,300   Grapevine, Texas, Industrial Development Corporation, Airport Revenue
                              Refunding Bonds (Southern Air Transport), VRDN, 1.20% due 3/01/2010 (d)                 5,300
                      7,300   Gulf Coast IDA, Texas, Marine Terminal Revenue Bonds (Amoco Oil Company
                              Project), VRDN, AMT, 1.20% due 4/01/2028 (d)                                            7,300
                      7,400   Gulf Coast IDA, Texas, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                              Corporation Project), VRDN, AMT, 1.20% due 4/01/2026 (d)                                7,400
                     12,500   Gulf Coast, Texas, Waste Disposal Authority Revenue Bonds (Air Products
                              Project), VRDN, AMT, 1.40% due 3/01/2035 (d)                                           12,500
                     25,000   Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
                              Bonds (American Acryl LP Project), VRDN, AMT, Series B, 1.25%
                              due 9/01/2036 (d)                                                                      25,000




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
Texas              $ 28,500   Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
(continued)                   Refunding Bonds (Amoco Oil Company Project), VRDN, AMT, 1.20% due
                              1/01/2026 (d)                                                                     $    28,500
                     36,300   Gulf Coast Waste Disposal Authority, Texas, PCR (Amoco Oil Company Project),
                              VRDN, AMT, 1.20% due 6/01/2024 (d)                                                     36,300
                     17,710   Harris County, Texas, FLOATS, Series SG-45, 1.21% due 8/15/2016 (d)                    17,710
                      6,150   Harris County, Texas, Health Facilities Development Corporation, Hospital
                              Revenue Bonds (Texas Children's Hospital), VRDN, Series B-1, 1.15% due
                              10/01/2029 (d)                                                                          6,150
                      6,700   Harris County, Texas, Health Facilities Development Corporation, Revenue
                              Refunding Bonds (Methodist Hospital), VRDN, 1.15% due 12/01/2032 (d)                    6,700
                     10,400   Harris County, Texas, Health Facilities Development Corporation, Special
                              Facilities Revenue Bonds (Texas Medical Center Project), VRDN, 1.15%
                              due 2/15/2022 (d)(f)                                                                   10,400
                     11,400   Harris County, Texas, Industrial Development Corporation, Revenue Refunding
                              Bonds (Shell Oil Company Project), VRDN, 1.15% due 4/01/2027 (d)                       11,400
                              Harris County, Texas, Industrial Development Corporation, Solid Waste
                              Disposal Revenue Bonds, VRDN, AMT (d):
                     46,100     (Deer Park Limited Partnership), Series A, 1.30% due 2/01/2023                       46,100
                     12,500     (Deer Park), Series 95-B, 1.30% due 3/01/2023                                        12,500
                     10,415   Harris County, Texas, Revenue Refunding Bonds, ROCS, Series II-R-1030,
                              1.23% due 8/15/2017 (d)(e)                                                             10,415
                      7,840   Houston, Texas, Water and Sewer System Revenue Bonds, MERLOTS,
                              Series A-128, 1.26% due 12/01/2029 (d)(f)                                               7,840
                      9,760   Laredo, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds,
                              FLOATS, Series 715, 1.28% due 5/03/2004 (d)                                             9,760
                      4,860   Middle Rio Grande, Texas, Housing Finance Corporation, S/F Revenue Bonds,
                              FLOATS, AMT, Series 709, 1.28% due 8/02/2004 (d)                                        4,860
                     10,395   Municipal Securities Trust Certificates, Revenue Refunding Bonds, VRDN,
                              Series 2001-134, Class A, 1.25% due 5/15/2010 (d)(e)                                   10,395
                      2,000   North Central Texas, Health Facility Development Corporation Revenue Bonds
                              (Methodist Hospitals--Dallas), VRDN, Series B, 1.15% due 10/01/2015 (d)(f)              2,000
                              North Texas Higher Education Authority Inc., Student Loan Revenue Bonds,
                              VRDN, AMT (a)(d):
                     12,800     Series C, 1.20% due 4/01/2020                                                        12,800
                     13,700     Series F, 1.20% due 4/01/2020                                                        13,700
                              North Texas Higher Education Authority Inc., Student Loan Revenue Refunding
                              Bonds, VRDN, AMT (d):
                     26,000     1.20% due 12/01/2032                                                                 26,000
                     29,000     Series A, 1.20% due 4/01/2005                                                        29,000
                      5,000     Series A, 1.20% due 4/01/2020                                                         5,000
                      3,000   North Texas Thruway Authority, Dallas, North Thruway Systems, Revenue
                              Refunding Bonds, VRDN, Series II-R-166, 1.23% due 1/01/2016 (c)(d)                      3,000
                      5,000   Northside, Texas, Independent School District, GO, VRDN, Series B,
                              1.27% due 8/01/2033 (d)                                                                 5,000
                              Panhandle-Plains, Texas, Higher Education Authority Incorporated, Student
                              Loan Revenue Bonds, VRDN, AMT, Series A (d):
                      9,000     1.20% due 6/01/2021                                                                   9,000
                     13,700     1.20% due 6/01/2025                                                                  13,700




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
Texas              $  4,700   Panhandle-Plains, Texas, Higher Education Authority Incorporated, Student
(concluded)                   Loan Revenue Refunding Bonds, VRDN, AMT, Series A, 1.20% due 6/01/2008 (d)        $     4,700
                      5,000   Pasadena, Texas, Independent School District, GO, VRDN, Series A, 1.35%
                              due 4/01/2004 (d)                                                                       5,000
                     17,335   Port Arthur, Texas, Navigation District, Environmental Facilities Revenue
                              Refunding Bonds (Motiva Enterprises Project), VRDN, AMT, 1.40% due
                              12/01/2027 (d)                                                                         17,335
                     10,000   Port Arthur, Texas, Navigation District, Industrial Development Corporation,
                              Exempt Facilities Revenue Bonds (Air Products and Chemicals Project),
                              VRDN, AMT, 1.40% due 4/01/2036 (d)                                                     10,000
                              Port Arthur, Texas, Navigation District Revenue Bonds, VRDN, AMT (d):
                     20,000     (BASF Corporation Project), 1.30% due 4/01/2033                                      20,000
                     10,000     Multi-Mode (Atofina Petrochemicals), Series B, 1.25% due 4/01/2027                   10,000
                     19,200   Port Corpus Christi, Texas, Industrial Development Corporation, Environmental
                              Facilities Revenue Bonds (Citgo Petroleum Corporation Project), VRDN, AMT,
                              1.20% due 8/01/2028 (d)                                                                19,200
                     50,000   Port Corpus Christi, Texas, Nueces County Solid Waste Disposal Revenue
                              Refunding Bonds (Flint Hills Resources), VRDN, AMT, Series A, 1.55%
                              due 7/01/2029 (d)                                                                      50,000
                     10,000   San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS, Series SG-51,
                              1.21% due 8/15/2019 (d)                                                                10,000
                     12,000   San Antonio, Texas, Water System, CP, 1% due 4/09/2003                                 12,000
                      2,200   South Texas Higher Education Authority Incorporated Revenue Bonds, VRDN,
                              AMT, 1.20% due 12/01/2027 (d)(f)                                                        2,200
                      7,200   Southeast Texas Housing Finance Corporation, Revenue Refunding Bonds,
                              Series R-3, 1.152% due 3/11/2004                                                        7,200
                     45,000   Texas State, College Student Loan, GO, Refunding, 1.125% due 7/01/2003                 45,000
                     50,000   Texas State Department of Housing and Community Affairs, Residential
                              Mortgage Revenue Bonds, AMT, Series B, 1.25% due 10/01/2003                            50,000
                      9,195   Texas State, GO, Refunding, FLOATS, Series 657, 1.21% due 4/01/2010 (d)                 9,195
                    107,840   Texas State, TRAN, 2.75% due 8/29/2003                                                108,545
                      5,530   Texas State University System Financing Revenue Refunding Bonds, ROCS,
                              Series II-R-1011, 1.23% due 3/15/2019 (d)(e)                                            5,530
                      5,770   Travis County, Texas, Housing Finance Corporation, S/F Mortgage Revenue
                              Bonds, Series 2001-1, 1.094% due 4/10/2003                                              5,770
                      4,200   West Side Calhoun County, Texas, Navigation District Sewer and Solid Waste
                              District Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT, 1.20%
                              due 4/01/2031 (d)                                                                       4,200

Utah--0.7%           20,000   Intermountain Power Agency, Utah, CP, 1.10% due 4/09/2003                              20,000
                     21,100   Utah County, Utah, Hospital Revenue Refunding Bonds (IHC Health Services
                              Inc.), VRDN, Series C, 1.15% due 5/15/2035 (d)                                         21,100
                     20,000   Utah State Board of Regents, Student Loan Revenue Bonds, VRDN, AMT,
                              Series C, 1.15% due 11/01/2013 (a)(d)                                                  20,000
                     12,500   Weber County, Utah, Hospital Revenue Bonds (IHC Health Services), VRDN,
                              Series A, 1.15% due 2/15/2031 (d)                                                      12,500

Vermont--0.0%         3,460   Vermont HFA, S/F Revenue Bonds, VRDN, AMT, Series 16 A, 1.28%
                              due 5/01/2032 (d)(e)                                                                    3,460




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)                                                     (IN THOUSANDS)

                    Face
State              Amount                                       Issue                                                Value
Virginia--1.2%     $  6,000   Metropolitan Washington D.C., Airport Authority System Revenue Bonds,
                              ROCS, Series II-R-195, 1.27% due 10/01/2032 (c)(d)                                $     6,000
                     56,000   Metropolitan Washington D.C., CP, 1.10% due 4/07/2003                                  56,000
                     66,400   Norfolk, Virginia, IDA, Revenue Bonds (Pooled Financing Program-Sentara),
                              CP, 1.03% due 4/10/2003                                                                66,400
                      3,320   Virginia State, GO, Refunding, ROCS, Series II-R-170, 1.23% due 6/01/2015 (d)           3,320

Washington--         20,000   ABN Amro Munitops Certificates Trust, Seattle, Washington, GO, VRDN,
2.0%                          Series 1998-16, 1.22% due 10/04/2006 (d)(f)                                            20,000
                     22,900   Clark County, Washington, Public Utility District Number 001, Generating
                              System Revenue Refunding Bonds, MSTR, VRDN, Series SGA-118, 1.20%
                              due 1/01/2025 (d)(e)                                                                   22,900
                     14,810   King County, Washington, Sewer Revenue Refunding Bonds, FLOATS,
                              Series 554, 1.21% due 7/01/2009 (c)(d)                                                 14,810
                      4,995   Port Seattle, Washington, Revenue Bonds, MERLOTS, AMT, Series B 04,
                              1.31% due 9/01/2015 (d)                                                                 4,995
                     24,700   Seattle, Washington, Municipal Light and Power Revenue Bonds, RAN,
                              2.50% due 11/21/2003                                                                   24,857
                      4,945   Snohomish County, Washington, GO, ROCS, Series II-R-1059, 1.23%
                              due 12/01/2020 (d)(f)                                                                   4,945
                     14,105   Tacoma, Washington, Water Revenue Refunding Bonds, FLOATS, Series 555,
                              1.21% due 12/01/2009 (c)(d)                                                            14,105
                     15,075   Washington State, GO, PUTTERS, Series 333, 1.30% due 12/01/2014 (d)(f)                 15,075
                     12,985   Washington State, GO, Refunding, MERLOTS, Series A57, 1.26% due
                              1/01/2011 (d)(f)                                                                       12,985
                              Washington State Housing Finance Commission, M/F Housing Revenue Bonds,
                              VRDN, AMT (d):
                      6,400     (Arbors on the Park Project), 1.30% due 10/01/2024                                    6,400
                      9,695     (Courtside Apartments Project), 1.25% due 1/01/2026                                   9,695
                     14,070   Washington State, Motor Vehicle Fuel Tax, Municipal Securities Trust
                              Certificates, GO, VRDN, Series 2001-112, Class A, 1.20% due 1/07/2021 (d)              14,070
                              Washington State Public Power Supply Systems, Electric Revenue Refunding
                              Bonds, VRDN (d)(f):
                      8,700     (Project Number 2), Series 2A-1, 1.10% due 7/01/2012                                  8,700
                      6,500     (Project Number 2), Series 2A-2, 1.10% due 7/01/2012                                  6,500
                      4,600     (Project Number 3), Series 3-A, 1.07% due 7/01/2018                                   4,600
                     24,910   Washington State Public Power Supply Systems, Revenue Refunding Bonds
                              (Nuclear Project Number 1), VRDN, Series 1A-2, 1.10% due 7/01/2017 (d)                 24,910

West Virginia--      10,695   ABN Amro Munitops Certificates Trust, West Virginia State, GO, VRDN,
0.2%                          Series 2000-12, 1.23% due 6/04/2008 (d)(f)                                             10,695
                     11,220   Hancock County, West Virginia, County Commission, IDR, Refunding
                              (The Boc Group Inc. Project), VRDN, 1.17% due 8/01/2005 (d)                            11,220




MASTER TAX-EXEMPT TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONCLUDED)                                                     (IN THOUSANDS)

                      Face
State                Amount                                     Issue                                                Value
Wisconsin--        $ 16,000   Carlton, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company
2.1%                          Project), VRDN, Series B, 1.55% due 9/01/2005 (d)                                 $    16,000
                     14,850   Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN, Series 98, Class 4901,
                              1.23% due 12/15/2026 (d)                                                               14,850
                        350   Eagle Tax-Exempt Trust, Wisconsin Housing and Economic Development,
                              VRDN, Series 94C, Class 4901, 1.23% due 9/01/2015 (d)                                     350
                      4,235   Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN,
                              AMT, 1.40% due 8/01/2009 (d)                                                            4,235
                     50,000   Milwaukee, Wisconsin, RAN, Series B, 2.75% due 8/28/2003                               50,268
                     19,000   Pleasant Prairie, Wisconsin, Pollution Revenue Refunding Bonds (Wisconsin
                              Electric Power Company), VRDN, Series C, 1.45% due 9/01/2030 (d)                       19,000
                      7,775   Wisconsin Housing and Economic Development Authority, Home Ownership
                              Revenue Refunding Bonds, VRDN, AMT, Series E, 1.25% due 3/01/2028 (d)                   7,775
                     10,400   Wisconsin State, CP, Series 2000A, 1.05% due 4/11/2003                                 10,400
                     34,935   Wisconsin State, GO, CP, 1.15% due 5/21/2003                                           34,935
                     16,000   Wisconsin State Petroleum Inspection Fee Revenue Bonds, CP, Series 2002,
                              1.05% due 4/04/2003                                                                    16,000
                              Wisconsin State Transportation Revenue Bonds, CP:
                     26,500     1.12% due 4/04/2003                                                                  26,500
                     12,670     1.15% due 5/29/2003                                                                  12,670
                     14,050   Wisconsin State Transportation Revenue Bonds, ROCS, Series II-R-1021,
                              1.23% due 7/01/2021 (c)(d)                                                             14,050

Wyoming--0.6%        12,960   Lincoln County, Wyoming, PCR, Refunding (Pacificorp Projects), VRDN,
                              1.25% due 11/01/2024 (a)(d)                                                            12,960
                     16,960   Sweetwater County, Wyoming, PCR, Refunding (Pacificorp Project), VRDN,
                              1.25% due 11/01/2024 (a)(d)                                                            16,960
                     35,000   Wyoming State Education Fund, TRAN, 2.50% due 6/27/2003                                35,077

Puerto Rico--        33,380   Puerto Rico Commonwealth TRAN, 2.50% due 7/30/2003                                     33,492
0.3%

                              Total Investments (Cost--$10,586,396*)--100.0%                                     10,586,396
                              Other Assets Less Liabilities--0.0%                                                     4,783
                                                                                                                -----------
                              Net Assets--100.0%                                                                $10,591,179
                                                                                                                ===========

(a)AMBAC Insured.
(b)Prerefunded.
(c)FGIC Insured.
(d)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2003.
(e)FSA Insured.
(f)MBIA Insured.
(g)XL Captial Insured.
(h)FHLMC Collateralized.
*Cost for Federal income tax purposes.

See Notes to Financial Statements.



MASTER TAX-EXEMPT TRUST
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2003
Assets:
Investments, at value (identified cost--$10,586,395,571)                                                    $10,586,395,571
Cash                                                                                                                  5,023
Receivables:
  Interest                                                                                $    45,934,952
  Securities sold                                                                                  16,471        45,951,423
                                                                                          ---------------
Prepaid registration fees and other assets                                                                          712,132
                                                                                                            ---------------
Total assets                                                                                                 10,633,064,149
                                                                                                            ---------------

Liabilities:
Payables:
  Securities purchased                                                                         40,000,000
  Investment adviser                                                                            1,729,476        41,729,476
                                                                                          ---------------
Accrued expenses and other liabilities                                                                              155,290
                                                                                                            ---------------
Total liabilities                                                                                                41,884,766
                                                                                                            ---------------

Net Assets                                                                                                  $10,591,179,383
                                                                                                            ===============

Net Assets Consist of:
Investors' capital                                                                                          $10,591,179,383
                                                                                                            ---------------
Net assets                                                                                                  $10,591,179,383
                                                                                                            ===============


See Notes to Financial Statements.



MASTER TAX-EXEMPT TRUST
STATEMENT OF OPERATIONS FOR THE PERIOD FEBRUARY 13, 2003++ TO MARCH 31, 2003
Investment Income:
Interest and amortization of premium and discount earned                                                    $    16,809,536

Expenses:
Investment advisory fees                                                                  $     2,620,639
Accounting services                                                                               185,213
Custodian fees                                                                                     35,173
Trustees' fees and expenses                                                                         9,688
Pricing fees                                                                                        8,578
Professional fees                                                                                     750
Other                                                                                              10,753
                                                                                          ---------------
Total expenses                                                                                                    2,870,794
                                                                                                            ---------------
Investment income--net                                                                                           13,938,742
                                                                                                            ---------------

Realized Gain on Investments--Net                                                                                   291,802
                                                                                                            ---------------

Net Increase in Net Assets Resulting from Operations                                                        $    14,230,544
                                                                                                            ===============


++Commencement of operations.

See Notes to Financial Statements.



MASTER TAX-EXEMPT TRUST
STATEMENT OF CHANGES IN NET ASSETS
                                                                                                           For the Period
                                                                                                        February 13, 2003++
                                                                                                            to March 31,
                                                                                                                2003
Increase (Decrease) in Net Assets:
Operations:
Investment income--net                                                                                      $    13,938,742
Realized gain on investments--net                                                                                   291,802
                                                                                                            ---------------
Net increase in net assets resulting from operations                                                             14,230,544
                                                                                                            ---------------
Capital Transactions:
Proceeds from contributions                                                                                   3,757,178,224
Fair value of net asset contributions                                                                        10,591,437,724
Fair value of withdrawals                                                                                   (3,771,767,109)
                                                                                                            ---------------
Net increase in net assets derived from capital transactions                                                 10,576,848,839
                                                                                                            ---------------
Net Assets:
Total increase in net assets                                                                                 10,591,079,383
Beginning of period                                                                                                 100,000
                                                                                                            ---------------
End of period                                                                                               $10,591,179,383
                                                                                                            ===============


++Commencement of operations.

See Notes to Financial Statements.



MASTER TAX-EXEMPT TRUST
FINANCIAL HIGHLIGHTS
                                                                                                           For the Period
                                                                                                        February 13, 2003++
The following ratios have been derived from                                                                 to March 31,
information provided in the financial statements.                                                               2003
Total Investment Return:                                                                                              .68%*
                                                                                                            ===============

Ratios to Average Net Assets:
Expenses                                                                                                              .21%*
                                                                                                            ===============
Investment income and realized gain on investments--net                                                              1.04%*
                                                                                                            ===============

Supplemental Data:
Net assets, end of period (in thousands)                                                                    $    10,591,179
                                                                                                            ===============

*Annualized.
++Commencement of operations.

See Notes to Financial Statements.




MASTER TAX-EXEMPT TRUST
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Master Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. On February 13, 2003, the Trust received all of the assets of CMA Tax-Exempt Fund, a registered investment company that converted to a master/feeder structure. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Accordingly, as a "pass through" entity, the Trust pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; ..175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the period February 13, 2003 to March 31, 2003, the Trust reimbursed FAM $30,048 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.




MASTER TAX-EXEMPT TRUST
INDEPENDENT AUDITORS' REPORT


To the Investors and Board of
Trustees of Master Tax-Exempt Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Tax-Exempt Trust as of March 31, 2003, and the related statements of operations and changes in net assets, and the financial highlights for the period February 13, 2003 (commencement of operations) through March 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Tax-Exempt Trust as of March 31, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the period February 13, 2003 through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2003




WCMA TAX-EXEMPT FUND
OFFICERS AND TRUSTEES

                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                        Position(s)   Length                                                   Complex       ships
                            Held     of Time                                                 Overseen by    Held by
Name, Address & Age      with Fund    Served   Principal Occupation(s) During Past 5 Years     Trustee      Trustee
Interested Trustee

Terry K. Glenn*           President  1999 to   President and Chairman of Merrill Lynch       118 Funds        None
P.O. Box 9011             and        present   Investment Managers, L.P. ("MLIM")/Fund       162 Portfolios
Princeton,                Trustee    and       Asset Management, L.P. ("FAM")-Advised
NJ 08543-9011                        1988 to   Funds since 1999; Chairman (Americas
Age: 62                              present   Region) of MLIM from 2000 to 2002;
                                               Executive Vice President of MLIM and FAM
                                               (which terms as used herein include their
                                               corporate predecessors) from 1983 to 2002;
                                               President of FAM Distributors, Inc. ("FAMD")
                                               from 1986 to 2002 and Director thereof from
                                               1991 to 2002; Executive Vice President and
                                               Director of Princeton Services, Inc.
                                               ("Princeton Services") from 1993 to 2002;
                                               President of Princeton Administrators, L.P.
                                               from 1989 to 2002; Director of Financial
                                               Data Services, Inc. from 1985 to 2002.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Trustee's term is unlimited.
Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.




                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                        Position(s)   Length                                                   Complex       ships
                            Held     of Time                                                 Overseen by    Held by
Name, Address & Age      with Fund   Served*   Principal Occupation(s) During Past 5 Years     Trustee      Trustee
Independent Trustees

Ronald W. Forbes          Trustee    1988 to   Professor Emeritus of Finance, School of      45 Funds         None
P.O. Box 9095                        present   Business, State University of New York at     51 Portfolios
Princeton,                                     Albany since 2000 and Professor thereof
NJ 08543-9095                                  from 1989 to 2000; International Consultant,
Age: 62                                        Urban Institute from 1995 to 1999.


Cynthia A. Montgomery     Trustee    1994 to   Professor, Harvard Business School since      45 Funds         Unum
P.O. Box 9095                        present   1989; Director, Unum Provident Corporation    51 Portfolios    Provident
Princeton,                                     since 1990; Director, Newell Rubbermaid,                       Corporation;
NJ 08543-9095                                  Inc. since 1995.                                               Newell
Age: 50                                                                                                       Rubbermaid,
                                                                                                              Inc.




WCMA TAX-EXEMPT FUND
OFFICERS AND TRUSTEES (CONTINUED)

                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                        Position(s)   Length                                                   Complex       ships
                            Held     of Time                                                 Overseen by    Held by
Name, Address & Age      with Fund   Served*   Principal Occupation(s) During Past 5 Years     Trustee      Trustee
Independent Trustees (concluded)

Charles C. Reilly         Trustee    1990 to   Self-employed financial consultant since      45 Funds         None
P.O. Box 9095                        present   1990.                                         51 Portfolios
Princeton,
NJ 08543-9095
Age: 71


Kevin A. Ryan             Trustee    1992 to   Founder and Director Emeritus of The          45 Funds         None
P.O. Box 9095                        present   Boston University Center for the              51 Portfolios
Princeton,                                     Advancement of Ethics and Character;
NJ 08543-9095                                  Professor of Education at Boston
Age: 70                                        University from 1982 to 1999 and
                                               Professor Emeritus since 1999.


Roscoe S. Suddarth        Trustee    2000 to   President, Middle East Institute from         45 Funds         None
P.O. Box 9095                        present   1995 to 2001; Foreign Service Officer,        51 Portfolios
Princeton,                                     United States Foreign Service from 1961
NJ 08543-9095                                  to 1995; Career Minister from 1989 to
Age: 67                                        1995; Deputy Inspector General, U.S.
                                               Department of State from 1991 to 1994;
                                               U.S. Ambassador to the Hashemite
                                               Kingdom of Jordan from 1987 to 1990.


Richard R. West           Trustee    1988 to   Dean Emeritus of New York University,         45 Funds         Bowne & Co.,
P.O. Box 9095                        present   Leonard N. Stern School of Business           51 Portfolios    Inc.; Vornado
Princeton,                                     Administration since 1994.                                     Operating
NJ 08543-9095                                                                                                 Company;
Age: 65                                                                                                       Vornado
                                                                                                              Realty Trust;
                                                                                                              Alexander's,
                                                                                                              Inc.


Edward D. Zinbarg         Trustee    2000 to   Self-employed financial consultant since      45 Funds         None
P.O. Box 9095                        present   1994.                                         51 Portfolios
Princeton,
NJ 08543-9095
Age: 68


*The Trustee's term is unlimited. Directors serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72.



WCMA TAX-EXEMPT FUND
OFFICERS AND TRUSTEES (CONCLUDED)

                        Position(s)   Length
                            Held     of Time
Name, Address & Age      with Fund   Served*   Principal Occupation(s) During Past 5 Years

Fund Officers

Donald C. Burke           Vice       1993 to   First Vice President of MLIM and FAM since 1997 and Treasurer thereof
P.O. Box 9011             President  present   since 1999; Senior Vice President and Treasurer of Princeton Services
Princeton,                and        and       since 1999; Vice President of FAMD since 1999; Director of MLIM Taxation
NJ 08543-9011             Treasurer  1999 to   since 1990.
Age: 42                              present


Kenneth A. Jacob          Senior     2002 to   Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011             Vice       present   of MLIM from 1997 to 2000.
Princeton,                President
NJ 08543-9011
Age: 51


John M. Loffredo          Senior     2002 to   Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011             Vice       present   of MLIM from 1998 to 2000.
Princeton,                President
NJ 08543-9011
Age: 39


Phillip S. Gillespie      Secretary  2000 to   First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM
P.O. Box 9011                        present   from 2000 to 2001; Vice President of MLIM from 1999 to 2000; Attorney
Princeton,                                     associated with MLIM since 1998; Assistant General Counsel of Chancellor
NJ 08543-9011                                  LGT Asset Management, Inc. from 1997 to 1998.
Age: 39


*Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210++


++For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4636.



Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8--Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Tax-Exempt Fund


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       WCMA Tax-Exempt Fund


Date: June 3, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       WCMA Tax-Exempt Fund


Date: June 3, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       WCMA Tax-Exempt Fund


Date: June 3, 2003



Attached hereto as an exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.